Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Biotech [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following is a summary of the estimated fair values of the assets acquired (in thousands):

Cash and cash equivalents	$252
Accounts receivable	5,400
Inventory	5,814
Prepaid and other current assets	303
Property, plant and equipment	2,573
Intangible assets	15,500
Accounts payable and accrued liabilities	(2,091)
Deferred tax liability - current	(52)
Deferred tax liability - noncurrent	(3,939)
Net assets acquired	23,760

Goodwill	56,455
Total purchase consideration	$80,215

BioMimetics [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following is a summary of the estimated fair values of the net assets acquired (in thousands):

Cash and cash equivalents	$10,577
Marketable securities	16,882
Accounts receivables	1,595
Inventories	4,418
Prepaid and other current assets	4,234
Property, plant and equipment	2,976
Intangible assets	95,100
Deferred tax asset - noncurrent	24,495
Other long-term assets	1,133
Accounts payable and accrued liabilities	(6,003)
Capital leases	(118)
Deferred tax liability - current	(219)
Other liabilities	(2)
Net assets acquired	155,068

Goodwill	138,244
Total purchase consideration	$293,312

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The fair value of consideration transferred is as follows (in thousands):

Fair value of Wright shares issued at an exchange ratio of 0.2482 shares of Wright for one share of BioMimetic(1)	$165,893
Cash transferred (2)	41,336
Contingent Value Rights (3)	70,120
Value of previously vested BioMimetic stock options converted into Wright stock options (at specified exchange ratio) (4)	2,868
Withholding tax component related to BioMimetic exercised stock options (merger consideration tendered to cover remaining unpaid value of employees' portion) (5)	2,419
Fair value of Wright's investment in BioMimetic held before the merger (6)	10,676
Total value of consideration transferred	$293,312

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma summary presents our continuing operations financial results if the business combination had occurred on January 1, 2012:

	Pro Forma Year Ended December 31, 2013	Pro Forma Year Ended December 31, 2012
Revenue from continuing operations	$242,945	$216,577
Net loss from continuing operations	(284,480)	(38,926)
Net loss from continuing operations per share, basic	(6.13)	(0.85)
Net loss from continuing operations per share, diluted	(6.13)	(0.85)

WG Healthcare [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following is a summary of the estimated fair values of the assets acquired (in thousands):

Cash	$458
Accounts receivable	1,052
Inventory	1,640
Property, plant and equipment	330
Intangible assets	4,748
Accounts payable	(1,550)
Deferred tax liability - current	(43)
Deferred tax liability - noncurrent	(1,139)
Total net assets acquired	5,496

Goodwill	4,341
Total purchase consideration	$9,837